PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (286,203)	$ (264,514)
Property and equipment, net	46,871	68,560
Telecommunication Equipment And Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	299,944	299,944
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,805	23,805
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,325	$ 9,325